Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 4,523,879	$ 6,113,349	$ 6,034,306
Less: accumulated depreciation and amortization	(1,926,071)	(2,602,798)	(2,437,162)
Property and Equipment, net	2,597,808	3,510,551	3,597,144
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,788,578	5,119,699	5,119,699
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,000	4,053	4,053
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	447,576	604,833	572,434
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	151,449	204,661	187,767
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	25,155	33,993	33,993
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	35,046	47,360	47,360
Forklift [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 73,075	$ 98,750	$ 69,000